Going Concern	6 Months Ended
Sep. 30, 2023
LIquidity [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

Although the Company incurred a net loss in fiscal year ended March 31, 2023, the financial performance of the Company has improved during the six months ended September 30, 2023. As reflected in the unaudited condensed consolidated financial statements, the Company had a net income of $2.0 million and cash provided by operating activities of $3.7 million for the six months ended September 30, 2023. Total cash increased by $1.0 million from $1.8 million as of March 31, 2023 to $2.8 million as of September 30, 2023, and working capital increased by $9.0 million from $8.6 million as of March 31, 2023 to $17.6 million as of September 30, 2023.

The Company’s accounts receivable decreased by $15.2 million from $89.4 million as of March 31, 2023 to $74.2 million as of September 30, 2023 which was due to the management’s great efforts in collection of overdue accounts receivable. Approximately 38.1% of the September 30, 2023 balance has been subsequently collected. The collection of such receivables made cash available for use in our operations as working capital, if necessary.

As of September 30, 2023, the Company had approximately $54.5 million in short-term borrowings and $10.9 million in long-term borrowings outstanding. However, as the banks did not commit to extending the syndicated loans to the Company for one more year, there is an uncertainty about repayment of the short-term borrowings upon maturity on December 29, 2023. Management plans to address this uncertainty through equity financing. There is no assurance that the Group’s plans of equity financing will be successful.

Based on the foreseeable future projection of continuing operating profit or loss and the need for future business funding, management has determined that these additional conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying unaudited condensed consolidated financial statements do not include adjustments that may result from this uncertainty. Therefore, the unaudited condensed consolidated financial statements are prepared on the assumption that the Group will continue as a going concern.